UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21333

Nuveen Multi-Strategy Income and Growth Fund 2
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Multi-Strategy Income and Growth Fund 2 (JQC)
	September 30, 2010

Shares	Description (1)	Value
	Common Stocks - 34.0% (25.9% of Total Investments)
	Aerospace & Defense - 0.8%
44,943	Aveos Fleet Performance Inc., (2), (14)	$ 752,795
16,440	Boeing Company	1,093,918
3,235	Esterline Technologies Corporation, (2)	185,139
5,065	GeoEye, Inc., (2)	205,031
46,408	Lockheed Martin Corporation (3)	3,307,962
135,200	Thales S.A.	4,941,390
	Total Aerospace & Defense	10,486,235
	Air Freight & Logistics - 0.1%
12,340	United Parcel Service, Inc., Class B	822,955
	Auto Components - 0.1%
45,300	Johnson Controls, Inc.	1,381,650
4,370	TRW Automotive Holdings Corporation, (2)	181,617
	Total Auto Components	1,563,267
	Automobiles - 0.4%
94,011	Honda Motor Company Limited	3,336,782
37,820	Toyota Motor Corporation	1,358,222
	Total Automobiles	4,695,004
	Beverages - 0.7%
325,953	Coca Cola Amatil Limited	3,774,296
32,149	Coca Cola Femsa SAB de CV	2,514,695
29,490	Coca-Cola Company	1,725,755
21,445	Dr. Pepper Snapple Group	761,726
4,960	Molson Coors Brewing Company, Class B	234,211
	Total Beverages	9,010,683
	Biotechnology - 0.2%
5,335	Alnylam Pharmaceuticals, Inc., (2)	65,514
15,460	Amgen Inc., (2)	852,001
9,345	BioMarin Pharmaceutical Inc., (2)	208,861
3,820	Celgene Corporation, (2)	220,070
4,498	Cubist Pharmaceuticals Inc., (2)	105,208
21,230	Gilead Sciences, Inc., (2)	756,000
8,135	ISIS Pharmaceuticals, Inc., (2)	68,334
6,270	Targacept, Inc.	140,072
	Total Biotechnology	2,416,060
	Building Products - 0.1%
36,123	Masonite Worldwide Holdings, (2)	1,390,736
	Capital Markets - 0.6%
1,640	Affiliated Managers Group Inc., (2)	127,936
4,950	Ameriprise Financial, Inc.	234,284
6,370	Calamos Asset Management, Inc. Class A	73,255
31,180	Invesco LTD	661,951
22,050	Legg Mason, Inc.	668,336
385,939	Nomura Securities Company	1,867,745
4,960	T. Rowe Price Group Inc.	248,322
66,430	UBS AG	1,127,617
158,760	UBS AG, (2), (3)	2,703,683
	Total Capital Markets	7,713,129
	Chemicals - 0.8%
13,210	Celanese Corporation, Series A	424,041
5,790	Eastman Chemical Company	428,460
3,380	Lubrizol Corporation	358,179
4,460	Minerals Technologies Inc.	262,783
31,790	Mosaic Company	1,867,980
39,177	Nitto Denko Corporation	1,532,258
3,730	PPG Industries, Inc.	271,544
2,103	Shin-Etsu Chemical Company Limited, ADR, (14)	102,521
17,920	Solutia Inc., (2)	287,078
102,573	Umicore	4,434,094
4,975	Westlake Chemical Corporation	148,902
	Total Chemicals	10,117,840
	Commercial Banks - 2.2%
104,516	Associated Banc-Corp.	1,378,566
114,352	Banco Itau Holdings Financeira, S.A., Sponsred ADR	2,765,031
119,330	Banco Santander Central Hispano SA	1,643,174
126,475	Banco Santander Central Hispano SA	1,606,410
17,770	BNP Paribas SA	1,263,816
21,420	Canadian Imperial Bank of Commerce	1,554,090
9,180	Columbia Banking Systems Inc.	180,387
13,371	Commerce Bancshares Inc.	502,616
9,850	Community Bank System Inc.	226,649
294,358	DnB NOR ASA	4,006,590
11,150	East West Bancorp Inc.	181,522
7,410	First Financial Bancorp.	123,599
72,052	Hang Seng Bank	1,059,581
229,950	HSBC Holdings PLC	2,329,923
962,700	Krung Thai Bank Public Company Limited, (14)	536,067
4,160	M&T Bank Corporation	340,330
21,730	Societe Generale	1,251,590
160,447	Standard Chartered PLC	4,602,362
16,873	Sumitomo Trust & Banking Company, ADR, (14)	85,546
38,200	Toronto-Dominion Bank	2,764,107
39,850	U.S. Bancorp	861,557
1,160	UMB Financial Corporation	41,192
15,780	Umpqua Holdings Corporation	178,945
8,500	Wells Fargo & Company	213,605
	Total Commercial Banks	29,697,255
	Commercial Services & Supplies - 0.4%
40,610	Aggreko PLC	1,001,569
1,430	Clean Harbors, Inc., (2)	96,883
11,985	Republic Services, Inc.	365,423
11,698	Stericycle Inc., (2)	812,777
285,000	Toppan Printing Company Limited	2,229,336
6,200	Waste Management, Inc.	221,588
	Total Commercial Services & Supplies	4,727,576
	Communications Equipment - 0.3%
2,870	Comtech Telecom Corporation, (2)	78,495
10,810	Interdigital Inc., (2)	320,084
187,223	Nokia Corporation, ADR, (3)	1,877,847
9,345	Plantronics Inc.	315,674
26,520	QUALCOMM, Inc.	1,196,582
	Total Communications Equipment	3,788,682
	Computers & Peripherals - 0.4%
17,265	Apple, Inc., (2)	4,898,944
13,800	Hewlett-Packard Company	580,566
6,150	Network Appliance Inc., (2)	306,209
	Total Computers & Peripherals	5,785,719
	Construction & Engineering - 0.2%
39,730	Royal Boskalis Westminster NV	1,667,375
17,705	Shaw Group Inc., (2)	594,180
	Total Construction & Engineering	2,261,555
	Consumer Finance - 0.1%
26,910	American Express Company	1,131,027
16,620	Capital One Financial Corporation	657,321
	Total Consumer Finance	1,788,348
	Containers & Packaging - 0.0%
15,920	Boise Inc.	103,321
2,071	Rock-Tenn Company	103,157
	Total Containers & Packaging	206,478
	Diversified Consumer Services - 0.0%
6,200	Bridgepoint Education Inc., (2)	95,852
5,540	Sothebys Holdings Inc.	203,983
	Total Diversified Consumer Services	299,835
	Diversified Financial Services - 0.2%
121,395	Bank of America Corporation	1,591,488
4,718	Guoco Group Ltd, ADR, (14)	104,457
80,000	Guoco Group Ltd	882,089
6,240	Nasdaq Stock Market, Inc., (2)	121,243
11,442	PHH Corporation, (2)	240,969
	Total Diversified Financial Services	2,940,246
	Diversified Telecommunication Services - 0.8%
9,800	CenturyTel, Inc.	386,708
144,000	Deutsche Telekom AG, ADR, (3), (14)	1,962,720
1,375	Frontier Communications Corporation	11,234
43,300	KT Corporation, Sponsored ADR	885,918
162,763	Nippon Telegraph and Telephone Corporation, ADR, (3)	3,567,765
2,240,000	Telecom Italia S.p.A.	2,523,867
4,374	Telus Corporation	185,239
17,230	Verizon Communications Inc.	561,526
	Total Diversified Telecommunication Services	10,084,977
	Electric Utilities - 1.1%
230,454	Centrais Electricas Brasileiras S.A., PFD B ADR	3,447,592
13,770	DPL Inc.	359,810
20,950	Duke Energy Corporation	371,025
31,000	Electricite de France S.A	1,337,130
24,240	Exelon Corporation	1,032,139
202,034	Korea Electric Power Corporation, Sponsored ADR, (3)	2,612,300
6,770	Portland General Electric Company	137,296
104,000	Progress Energy, Inc., (3)	4,619,680
27,700	Southern Company	1,031,548
7,100	UIL Holdings Corporation	199,936
	Total Electric Utilities	15,148,456
	Electrical Equipment - 0.7%
75,818	ABB Limited, ADR	1,601,276
99,841	ABB Limited	2,104,215
2,810	Areva S.A.	1,180,249
19,050	GrafTech International Ltd., (2)	297,752
5,610	Harbin Electric, Inc., (2)	100,363
37,787	Nidec Corporation	3,358,643
11,610	Rockwell Automation, Inc.	716,685
	Total Electrical Equipment	9,359,183
	Electronic Equipment & Instruments - 0.4%
9,910	Daktronics Inc.	97,316
87,679	Hoya Corporation	2,137,359
8,444	Ingram Micro, Inc., Class A, (2)	142,366
185,058	Nippon Electric Glass Company Limited	2,522,712
2,163	Tech Data Corporation, (2)	87,169
	Total Electronic Equipment & Instruments	4,986,922
	Energy Equipment & Services - 0.6%
110,490	ACERGY S.A., ADR	2,038,405
186,259	AMEC PLC	2,884,978
2,544	Baker Hughes Incorporated	108,374
13,725	Cooper Cameron Corporation, (2)	589,626
14,260	FMC Technologies Inc., (2)	973,815
13,140	Halliburton Company	434,540
5,790	Hornbeck Offshore Services Inc.	112,847
11,600	Oil States International Inc., (2)	539,980
8,200	Schlumberger Limited	505,202
	Total Energy Equipment & Services	8,187,767
	Food & Staples Retailing - 1.1%
286,090	Jeronimo Martins SGPS	3,826,021
123,375	Koninklijke Ahold N.V.	1,663,073
69,255	Kroger Co.	1,500,063
148,769	Wal-Mart Stores, Inc., (3)	7,962,117
	Total Food & Staples Retailing	14,951,274
	Food Products - 1.6%
9,190	Archer-Daniels-Midland Company	293,345
17,160	Campbell Soup Company	613,470
9,000	Corn Products International, Inc.	337,500
19,380	General Mills, Inc.	708,145
18,150	H.J. Heinz Company	859,766
17,715	Hershey Foods Corporation	843,057
14,210	Kellogg Company	717,747
27,560	Mead Johnson Nutrition Company, Class A Shares	1,568,440
46,904	Nestle SA	2,498,778
266,583	Smithfield Foods, Inc., (2), (3)	4,486,592
265,651	Tyson Foods, Inc., Class A, (3)	4,255,729
56,138	Unilever PLC	1,633,616
111,340	Unilever PLC, ADR	3,219,982
	Total Food Products	22,036,167
	Gas Utilities - 0.0%
3,840	National Fuel Gas Company	198,950
	Health Care Equipment & Supplies - 0.4%
16,030	Align Technology, Inc., (2)	313,867
17,970	Becton, Dickinson and Company	1,331,577
2,780	C. R. Bard, Inc.	226,375
3,600	Cooper Companies, Inc.	166,392
7,730	Covidien PLC	310,669
17,460	Edwards Lifesciences Corporation, (2)	1,170,693
20,890	Hologic Inc., (2)	334,449
6,810	Hospira Inc., (2)	388,238
7,760	Masimo Corporation	211,926
3,480	Steris Corporation	115,606
2,039	Zimmer Holdings, Inc., (2)	106,701
	Total Health Care Equipment & Supplies	4,676,493
	Health Care Providers & Services - 1.0%
123,149	Aetna Inc., (3)	3,892,740
2,350	Air Methods Corporation, (2)	97,713
44,410	AmerisourceBergen Corporation	1,361,611
11,755	Centene Corporation, (2)	277,300
6,070	Community Health Systems, Inc., (2)	187,988
11,640	Express Scripts, Inc., (2)	566,868
57,637	Fresenius Medical Care, ADR	3,559,780
14,005	HealthSouth Corporation, (2)	268,896
12,470	Humana Inc., (2)	626,493
12,954	Lincare Holdings	325,016
20,160	McKesson HBOC Inc.	1,245,485
15,050	Medco Health Solutions, Inc., (2)	783,503
5,062	Omnicare, Inc.	120,881
7,320	Quest Diagnostics Incorporated	369,440
	Total Health Care Providers & Services	13,683,714
	Hotels, Restaurants & Leisure - 0.4%
9,120	Bally Technologies, Inc., (2)	318,744
69,165	Carnival Corporation	2,718,454
3,390	Chipotle Mexican Grill, (2)	583,080
14,600	Las Vegas Sands, (2)	508,810
3,290	Marriott International, Inc., Class A	117,881
21,330	Penn National Gaming, Inc., (2)	631,581
6,330	Royal Caribbean Cruises Limited, (2)	199,585
20,380	Starbucks Corporation	521,320
	Total Hotels, Restaurants & Leisure	5,599,455
	Household Durables - 0.2%
15,700	D.R. Horton, Inc.	174,584
10,470	Lennar Corporation, Class A	161,029
7,075	Meritage Corporation, (2)	138,812
38,960	Newell Rubbermaid Inc.	693,878
308,685	Oriental Weavers Group	1,789,321
6,860	Tempur Pedic International Inc., (2)	212,660
	Total Household Durables	3,170,284
	Household Products - 0.2%
15,850	Colgate-Palmolive Company	1,218,231
15,160	Kimberly-Clark Corporation	986,158
	Total Household Products	2,204,389
	Independent Power Producers & Energy Traders - 0.1%
27,380	Constellation Energy Group	882,731
	Industrial Conglomerates - 0.1%
5,610	3M Co.	486,443
7,770	Textron Inc.	159,751
	Total Industrial Conglomerates	646,194
	Insurance - 0.7%
5,680	AFLAC Incorporated	293,713
13,525	Allstate Corporation	426,714
2,023	Aon Corporation	79,120
2,739	Axis Capital Holdings Limited	90,223
339,460	China Life Insurance Company Limited	1,338,791
10,005	Delphi Financial Group, Inc.	250,025
62,476	Hannover Rueckversicherung AG	2,873,650
50,631	Lincoln National Corporation	1,211,094
1,995	Loews Corporation	75,611
8,737	Marsh & McLennan Companies, Inc.	210,736
43,070	Old Republic International Corporation	596,520
6,150	Primerica Inc.	125,091
155,544	Prudential Corporation PLC	1,555,249
9,280	Prudential Financial, Inc.	502,790
7,660	Tower Group Inc.	178,861
8,590	WR Berkley Corporation	232,531
	Total Insurance	10,040,719
	Internet & Catalog Retail - 0.0%
14,000	Expedia, Inc.	394,940
	Internet Software & Services - 0.5%
104,298	eBay Inc., (2), (3)	2,544,871
8,380	Equinix Inc., (2)	857,693
3,500	Google Inc., Class A, (2)	1,840,265
8,210	IAC/InterActiveCorp., (2)	215,677
14,830	Rackspace Hosting Inc., (2)	385,283
36,860	Tencent Holdings Limited	805,244
	Total Internet Software & Services	6,649,033
	IT Services - 0.5%
104,933	CGI Group Inc., (2)	1,577,143
8,260	CSG Systems International Inc., (2)	150,580
13,300	Global Payments Inc.	570,437
19,095	International Business Machines Corporation (IBM)	2,561,403
5,710	MasterCard, Inc.	1,279,040
2,890	Maximus Inc.	177,966
11,263	VeriFone Holdings Inc., (2)	349,941
7,350	Wright Express Corporation, (2)	262,469
	Total IT Services	6,928,979
	Life Sciences Tools & Services - 0.1%
1,390	Bio-Rad Laboratories Inc., (2)	125,809
11,300	Life Technologies Corporation, (2)	527,597
8,950	Waters Corporation, (2)	633,481
	Total Life Sciences Tools & Services	1,286,887
	Machinery - 0.7%
10,091	AGCO Corporation, (2)	393,650
3,270	Bucyrus International, Inc.	226,775
5,990	Caterpillar Inc.	471,293
17,050	Cummins Inc.	1,544,389
5,680	Danaher Corporation	230,665
5,660	Deere & Company	394,955
4,710	Eaton Corporation	388,528
52,839	Kone OYJ	2,730,042
3,490	Nordson Corporation	257,178
12,300	Parker Hannifin Corporation	861,738
20,530	Timken Company	787,531
16,200	Vallourec SA	1,609,309
	Total Machinery	9,896,053
	Marine - 0.1%
12,620	Genco Shipping and Trading Limited, (2)	201,163
104,500	Stolt-Nielsen S.A.	1,656,925
	Total Marine	1,858,088
	Media - 0.6%
20,060	Cablevision Systems Corporation	525,371
34,015	Comcast Corporation, Class A	614,991
24,385	Dex One Corporation, (2)	299,448
50,165	DIRECTV Group, Inc., (2)	2,088,369
5,187	Madison Square Garden Inc., (2)	109,342
32,898	Readers Digest Association Inc., (2), (14)	641,511
14,780	Scripps Networks Interactive, Class A Shares	703,232
2,001	Time Warner Cable, Class A	108,034
271,480	WPP Group PLC	3,004,465
	Total Media	8,094,763
	Metals & Mining - 4.0%
48,000	AngloGold Ashanti Limited, Sponsored ADR, (3)	2,219,520
203,301	Barrick Gold Corporation, (3)	9,410,803
65,667	BHP Billiton PLC, ADR	2,469,634
25,211	Freeport-McMoRan Copper & Gold, Inc.	2,152,767
362,173	Gold Fields Limited, Sponsored ADR, (3)	5,530,382
48,000	Ivanhoe Mines Ltd., (2), (3)	1,123,680
23,841	Kinross Gold Corporation	447,972
5,045	Newcrest Mining Limited, Sponsored ADR, (14)	194,233
55,500	Newcrest Mining Limited	2,128,038
121,548	Newmont Mining Corporation, (3)	7,634,430
11,144	NovaGold Resources Inc.	97,399
823,356	NovaGold Resources Inc., 144A, (2)	7,196,131
72,028	Polyus Gold Company, (14)	1,869,127
19,240	POSCO, ADR	2,192,975
46,480	Rio Tinto Limited	3,448,910
5,614	Silver Standard Resources, Inc., (2)	112,168
7,690	Steel Dynamics Inc.	108,506
143,420	Sterlite Industries India Ltd., ADR	2,148,432
29,450	United States Steel Corporation	1,291,088
20,770	Walter Industries Inc.	1,688,393
	Total Metals & Mining	53,464,588
	Multiline Retail - 0.3%
8,875	Big Lots, Inc., (2)	295,094
4,234	Dillard's, Inc., Class A	100,092
26,990	Macy's, Inc.	623,199
91,469	Next PLC	3,184,139
	Total Multiline Retail	4,202,524
	Multi-Utilities - 0.2%
23,420	Ameren Corporation	665,128
11,860	Consolidated Edison, Inc.	571,889
22,730	Dominion Resources, Inc.	992,392
5,010	Integrys Energy Group, Inc.	260,821
3,610	OGE Energy Corp.	143,931
4,360	Sempra Energy	234,568
	Total Multi-Utilities	2,868,729
	Office Electronics - 0.1%
34,257	Canon Inc.	1,598,359
	Oil, Gas & Consumable Fuels - 4.3%
83,688	Arch Coal Inc., (3)	2,235,306
96,910	BG Group PLC	1,702,758
240,117	BP PLC Sponsored ADR, (3)	9,885,617
305,761	Cameco Corporation, (3)	8,478,753
18,891	Chesapeake Energy Corporation	427,881
68,869	Chevron Corporation, (3)	5,581,832
6,870	Cimarex Energy Company	454,657
38,106	ConocoPhillips, (3)	2,188,428
33,465	Continental Resources Inc., (2)	1,551,437
6,960	Devon Energy Corporation	450,590
51,040	EnCana Corporation	1,542,262
101,600	Gazprom OAO, ADR	2,132,584
15,190	Hess Corporation	898,033
13,920	Newfield Exploration Company, (2)	799,565
58,800	Nexen Inc., (3)	1,181,880
6,540	Occidental Petroleum Corporation	512,082
2,529	Peabody Energy Corporation	123,946
10,567	Petrobras Energia S.A., ADR	174,778
19,640	Petrohawk Energy Corporation, (2)	316,990
3,300,000	PT Medco Energi Internasional TBK	1,229,412
11,460	Rosetta Resources, Inc., (2)	269,195
27,100	Royal Dutch Shell PLC, Class B Sponsored ADR, (3)	1,593,209
4,780	SM Energy Company	179,059
89,780	StatoilHydro ASA	1,873,104
69,386	StatoilHydro ASA Sponsored ADR	1,455,718
7,060	Stone Energy Corporation, (2)	103,994
114,117	Suncor Energy, Inc., (3)	3,714,508
323,375	Tesoro Corporation, (3)	4,320,290
11,535	Total SA	594,487
1,220	Whiting Petroleum Corporation, (2)	116,522
8,630	World Fuel Services Corporation	224,466
745,787	Yanzhou Coal Mining Company	1,830,140
	Total Oil, Gas & Consumable Fuels	58,143,483
	Personal Products - 0.0%
2,290	Medifast, Inc.	62,128
16,790	Prestige Brands Holdings Inc.	166,053
	Total Personal Products	228,181
	Pharmaceuticals - 1.7%
32,000	AstraZeneca Group, Sponsored ADR, (3)	1,622,400
55,950	AstraZeneca Group	2,841,982
43,875	Bristol-Myers Squibb Company	1,189,451
51,542	Eli Lilly and Company, (3)	1,882,829
61,200	Forest Laboratories, Inc., (2), (3)	1,892,916
33,275	Johnson & Johnson	2,061,719
31,154	Novartis AG	1,786,524
18,670	Novo Nordisk A/S	1,852,725
10,240	Perrigo Company	657,613
260,352	Pfizer Inc., (3)	4,470,244
30,703	Sanofi-Aventis, S.A.	2,045,706
31,650	Watson Pharmaceuticals Inc., (2)	1,339,112
	Total Pharmaceuticals	23,643,221
	Professional Services - 0.0%
13,030	Acacia Research, (2)	229,328
2,310	Towers Watson & Company, Class A Shares	113,606
	Total Professional Services	342,934
	Real Estate - 0.6%
16,240	Annaly Capital Management Inc.	285,824
43,400	Apartment Investment & Management Company, Class A	927,892
10,840	Boston Properties, Inc.	901,021
7,150	Camden Property Trust	342,986
15,920	Digital Realty Trust Inc.	982,264
16,200	Duke Realty Corporation	187,758
4,130	Equity Lifestyles Properties Inc.	225,002
2,070	Essex Property Trust Inc.	226,541
3,200	Home Properties New York, Inc.	169,280
13,040	Inland Real Estate Corporation	108,362
8,260	LaSalle Hotel Properties	193,201
6,420	Parkway Properties Inc.	95,016
3,450	PS Business Parks Inc.	195,167
8,400	Ramco-Gershenson Properties Trust	89,964
11,650	Rayonier Inc.	583,898
4,228	Simon Property Group, Inc.	392,105
3,550	Taubman Centers Inc.	158,366
6,640	Walter Investment Management Corporation	116,134
163,410	Westfield Group	1,936,392
	Total Real Estate	8,117,173
	Real Estate Management & Development - 0.2%
98,560	Brookfield Properties Corporation	1,539,371
176,122	Hysan Development Company	628,776
	Total Real Estate Management & Development	2,168,147
	Road & Rail - 0.1%
827	Canadian Pacific Railway Limited	50,389
4,180	Genesee & Wyoming Inc.	181,370
17,650	Kansas City Southern Industries, (2)	660,287
11,980	Norfolk Southern Corporation	712,930
646	Union Pacific Corporation	52,843
	Total Road & Rail	1,657,819
	Semiconductors & Equipment - 0.7%
68,820	ASM Lithography Holding NV	2,055,572
47,050	Broadcom Corporation, Class A	1,665,100
62,345	Intel Corporation	1,198,894
39,910	KLA-Tencor Corporation	1,406,029
51,380	Marvell Technology Group Ltd., (2)	899,664
17,580	Micron Technology, Inc., (2)	126,752
31,380	Novellus Systems, Inc., (2)	834,080
16,165	ON Semiconductor Corporation, (2)	116,550
152,150	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR	1,542,801
6,530	Xilinx, Inc.	173,763
	Total Semiconductors & Equipment	10,019,205
	Software - 0.4%
2,470	Advent Software Inc., (2)	128,909
7,645	Ansys Inc., (2)	323,001
6,635	CommVault Systems, Inc., (2)	172,709
4,160	Manhattan Associates Inc., (2)	122,096
141,628	Microsoft Corporation, (3)	3,468,470
15,280	Rovi Corporation, (2)	770,265
5,470	Salesforce.com, Inc., (2)	611,546
5,110	VirnetX Holding Corporation	75,015
	Total Software	5,672,011
	Specialty Retail - 0.3%
9,840	Advance Auto Parts, Inc.	577,411
10,450	Best Buy Co., Inc.	426,674
3,230	Guess Inc.	131,235
21,445	Home Depot, Inc.	679,378
2,030	J. Crew Group Inc., (2)	68,249
5,450	OfficeMax Inc., (2)	71,341
6,110	PetSmart Inc.	213,850
11,450	Talbots, Inc., (2)	149,995
56,540	Williams-Sonoma Inc.	1,792,318
	Total Specialty Retail	4,110,451
	Textiles, Apparel & Luxury Goods - 0.4%
4,330	Deckers Outdoor Corporation, (2)	216,327
4,580	Fossil Inc., (2)	246,358
10,460	Jones Apparel Group, Inc.	205,434
19,430	Liz Claiborne, Inc.	118,134
14,220	LVMH Moet Hennessy	2,085,871
754,344	Yue Yuen Industrial Holdings Limited	2,790,320
	Total Textiles, Apparel & Luxury Goods	5,662,444
	Thrifts & Mortgage Finance - 0.0%
16,470	People's United Financial, Inc.	215,592
	Tobacco - 0.5%
60,910	Altria Group, Inc.	1,463,058
49,760	British American Tobacco PLC	1,856,098
45,205	Philip Morris International	2,532,384
10,980	Reynolds American Inc.	652,102
	Total Tobacco	6,503,642
	Trading Companies & Distributors - 0.3%
4,500	Applied Industrial Technologies Inc.	137,700
283,753	Mitsui & Company Limited	4,221,625
	Total Trading Companies & Distributors	4,359,325
	Water Utilities - 0.0%
1,222	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	55,613
	Wireless Telecommunication Services - 0.4%
14,343	Millicom International Cellular S.A.	1,368,260
28,509	Millicom International Cellular S.A.	2,735,435
2,079	TIM Participacoes S.A., ADR	68,583
6,298	Turkcell Iletisim Hizmetleri A.S., ADR	105,552
676,090	Vodafone Group PLC	1,668,511
	Total Wireless Telecommunication Services	5,946,341
	Total Common Stocks (cost $417,768,895)	459,657,803

Shares	Description (1)	Coupon	Ratings (4)	Value
	Convertible Preferred Securities - 1.6% (1.2% of Total Investments)
	Capital Markets - 0.0%
10,100	Affiliated Managers Group Inc., Convertible Bond	5.100%	BB	$ 419,150
8,150	AMG Capital Trust II, Convertible Bond	5.150%	BB	295,947
	Total Capital Markets			715,097
	Commercial Banks - 0.6%
2,900,000	Credit Suisse AG	7.875%	BBB+	3,003,965
7,200	Fifth Third Bancorp, Convertible Bond	8.500%	Ba1	925,992
3,900	Wells Fargo & Company, Convertible Bond	7.500%	A-	3,923,400
	Total Commercial Banks			7,853,357
	Communications Equipment - 0.3%
4,525	Lucent Technologies Capital Trust I	7.750%	B3	3,665,250
	Diversified Financial Services - 0.3%
4,150	Bank of America Corporation	7.250%	BB	4,077,375
	Food Products - 0.0%
7,450	Bunge Limited, Convertible Bonds	4.875%	Ba1	650,013
	Health Care Providers & Services - 0.0%
11,650	Omnicare Capital Trust II, Series B	4.000%	B	430,934
	Independent Power Producers & Energy Traders - 0.0%
11,550	AES Trust III, Convertible Preferred	6.750%	B	562,254
	Insurance - 0.1%
7,200	Aspen Insurance Holdings Limited	5.625%	BBB-	402,336
5,600	Reinsurance Group of America Inc.	5.750%	BBB	362,768
	Total Insurance			765,104
	Multi-Utilities - 0.1%
10,400	CMS Energy Corporation, Convertible Bonds	4.500%	Ba2	1,051,700
	Oil, Gas & Consumable Fuels - 0.1%
600	El Paso Corporation, 144A	4.990%	B	690,900
350	El Paso Corporation	4.990%	B	403,025
	Total Oil, Gas & Consumable Fuels			1,093,925
	Real Estate - 0.1%
38,300	Commonwealth REIT, Convertble Debt	6.500%	Baa3	851,025
	Total Convertible Preferred Securities (cost $20,016,607)			21,716,034

Shares	Description (1)	Coupon	Ratings (4)	Value
	$25 Par (or similar) Preferred Securities - 37.1% (28.2% of Total Investments)
	Capital Markets - 4.2%
58,500	Ameriprise Financial, Inc.	7.750%	A	$ 1,641,510
153,800	BNY Capital Trust V, Series F	5.950%	A1	3,874,222
683,077	Credit Suisse	7.900%	A3	18,688,987
1,175,757	Deutsche Bank Capital Funding Trust II	6.550%	BBB	28,876,592
7,000	Deutsche Bank Capital Funding Trust IX	6.625%	BBB	173,250
68,200	Deutsche Bank Contingent Capital Trust III	7.600%	BBB	1,812,756
15,300	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%	A3	360,927
18,600	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A3	441,936
15,900	Morgan Stanley Capital Trust V	5.750%	Baa2	378,897
2,500	Morgan Stanley Capital Trust VII	6.600%	BBB	61,900
	Total Capital Markets			56,310,977
	Commercial Banks - 4.5%
699,000	Banco Santander Finance	10.500%	A-	19,767,720
28,400	Barclays Bank PLC	7.750%	A-	720,224
1,300	Barclays Bank PLC	7.100%	A+	32,370
170,400	BB&T Capital Trust VI	9.600%	A3	4,873,440
38,400	BB&T Capital Trust VII	8.100%	A3	1,062,528
146,500	Cobank Agricultural Credit Bank, 144A	7.000%	N/R	6,624,554
48,000	Cobank Agricultural Credit Bank	11.000%	A	2,637,000
2,800	Fifth Third Capital Trust V	4.250%	Baa3	69,496
1,000,000	HSBC Bank PLC	1.000%	A	597,500
45,812	HSBC Finance Corporation	6.875%	A	1,160,876

367,100	HSBC Holdings PLC, (2)	8.000%		A-	9,904,358
1,400	HSBC Holdings PLC	6.200%		A-	34,160
15,100	HSBC USA Inc., Series F	2.858%		A-	734,389
150,200	Merrill Lynch Preferred Capital Trust V	7.280%		Baa3	3,717,450
355,241	National City Capital Trust II	6.625%		BBB	8,849,053
9,700	Wells Fargo Capital Trust VII	5.850%		A-	242,500
	Total Commercial Banks				61,027,618
	Diversified Financial Services - 2.3%
72,000	Citigroup Capital Trust XII	8.500%		Ba1	1,901,520
178,500	Citigroup Capital XIII	7.875%		Ba1	4,522,922
63,600	Countrywide Capital Trust IV	6.750%		Baa3	1,532,124
188,023	ING Groep N.V	7.200%		Ba1	4,531,354
755,475	ING Groep N.V	7.050%		Ba1	18,070,962
6,600	JP Morgan Chase Capital Trust XXIX	6.700%		A2	167,640
	Total Diversified Financial Services				30,726,522
	Diversified Telecommunication Services - 0.2%
79,515	AT&T Inc.	6.375%		A	2,158,832
18,024	BellSouth Capital Funding (CORTS)	7.120%		A	459,050
14,233	BellSouth Corporation (CORTS)	7.000%		A	356,715
	Total Diversified Telecommunication Services				2,974,597
	Electric Utilities - 0.6%
259,300	Entergy Texas Inc.	7.875%		BBB+	7,646,757
	Food Products - 0.2%
33,100	Dairy Farmers of America Inc., 144A	7.875%		BBB-	2,924,180
	Insurance - 9.7%
1,122,600	Aegon N.V.	6.375%		BBB	26,246,388
25,000	Allianz SE	8.375%		A+	681,250
192,234	Arch Capital Group Limited, Series B	7.875%		BBB	4,921,190
375,390	Arch Capital Group Limited	8.000%		BBB	9,591,215
334,376	Delphi Financial Group, Inc.	8.000%		BBB	8,576,744
26,700	Delphi Financial Group, Inc.	7.376%		BB+	623,445
209,582	EverestRe Capital Trust II	6.200%		Baa1	5,076,076
765,700	Lincoln National Capital VI, Series F	6.750%		BBB	19,196,099
83,482	Markel Corporation	7.500%		BBB	2,208,934
851,203	PartnerRe Limited, Series C	6.750%		BBB+	21,552,460
145,400	PLC Capital Trust III	7.500%		BBB	3,668,442
14,000	PLC Capital Trust IV	7.250%		BBB	350,000
22,317	Protective Life Corporation	7.250%		BBB	555,693
136,730	Prudential Financial Inc.	9.000%		BBB+	3,899,540
24,682	Prudential Financial Inc.	6.750%		A-	619,765
1,000,000	Reinsurance Group of America Inc.	6.750%		BBB-	881,178
121,300	RenaissanceRe Holdings Limited, Series B	7.300%		BBB+	3,057,973
35,900	RenaissanceRe Holdings Limited, Series C	6.080%		BBB+	842,573
165,400	RenaissanceRe Holdings Limited, Series D	6.600%		BBB+	4,121,768
590,600	W. R. Berkley Corporation, Capital Trust II	6.750%		BBB-	14,853,590
	Total Insurance				131,524,323
	Media - 4.4%
23,800	CBS Corporation	7.250%		BBB-	598,332
599,221	CBS Corporation	6.750%		BBB-	15,160,291
1,012,662	Comcast Corporation	7.000%		BBB+	26,460,858
30,000	Comcast Corporation	6.625%		BBB+	778,200
647,540	Viacom Inc.	6.850%		BBB+	16,984,974
	Total Media				59,982,655
	Multi-Utilities - 0.7%
125,800	Dominion Resources Inc.	8.375%		BBB	3,662,038
227,600	Xcel Energy Inc.	7.600%		BBB	6,272,656
	Total Multi-Utilities				9,934,694
	Oil, Gas & Consumable Fuels - 1.2%
612,600	Nexen Inc.	7.350%		BB+	15,511,032
	Pharmaceuticals - 0.1%
39,800	Bristol Myers Squibb Company (CORTS)	6.250%		A+	1,008,930
	Real Estate - 8.7%
83,201	Commomwealth REIT	9.875%		Baa3	2,109,145
59,800	Commomwealth REIT	7.500%		BBB	1,279,122
532,400	Commomwealth REIT	7.125%		Baa3	13,155,604
199,813	Developers Diversified Realty Corporation, Series H	7.375%		Ba1	4,793,514
6,800	Duke Realty Corporation, Series K	6.500%		Baa3	161,500
72,830	Duke Realty Corporation, Series L	6.600%		Baa3	1,738,452
22,700	Duke Realty Corporation, Series N	7.250%		Baa3	575,218
122,700	Duke-Weeks Realty Corporation	6.625%		Baa3	2,954,616
148,215	Equity Residential Properties Trust, Series N	6.480%		BBB-	3,690,554
584,216	Kimco Realty Corporation, Series G	7.750%		Baa2	14,967,614
3,997	Prologis Trust, Series C	8.540%		Baa3	209,843
51,275	Prologis Trust, Series G	6.750%		Baa3	1,202,399
235,806	Public Storage, Inc.	6.750%		Baa1	5,989,472
27,632	Public Storage, Inc., Series C	6.600%		Baa1	694,392
149,500	Public Storage, Inc., Series E	6.750%		Baa1	3,737,500
69,911	Public Storage, Inc., Series H	6.950%		Baa1	1,762,456
28,103	Realty Income Corporation	6.750%		Baa2	712,130
136,187	Regency Centers Corporation	7.450%		Baa3	3,431,231
626,351	Vornado Realty LP	7.875%		BBB	16,736,099
1,227,443	Wachovia Preferred Funding Corporation	7.250%		A-	31,717,127
6,700	Weingarten Realty Trust	8.100%		BBB	157,383
117,000	Weingarten Realty Trust	6.950%		Baa3	2,913,300
102,725	Weingarten Realty Trust	6.500%		Baa3	2,527,035
	Total Real Estate				117,215,706
	Wireless Telecommunication Services - 0.3%
158,600	Telephone and Data Systems Inc.	7.600%		Baa2	3,987,204
4,800	United States Cellular Corporation	7.500%		Baa2	120,960
	Total Wireless Telecommunication Services				4,108,164
	Total $25 Par (or similar) Preferred Securities (cost $486,990,904)				500,896,155

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (5)	Ratings (4)	Value
	Variable Rate Senior Loan Interests - 6.4% (4.9% of Total Investments) (6)
	Aerospace & Defense - 0.2%
$415	Aveos Fleet Performance, Inc., ABL Term Loan	11.250%	3/12/13	B	$ 413,284
429	Aveos Fleet Performance, Inc., Term Loan	8.500%	3/12/15	B	401,006
574	DAE Aviation Holdings, Inc., Term Loan B1	4.230%	7/31/14	B	529,947
556	DAE Aviation Holdings, Inc., Term Loan B2	4.230%	7/31/14	B	513,161
900	McKechnie Aerospace Holdings, Inc., Term Loan	5.260%	5/11/15	N/R	890,830
2,874	Total Aerospace & Defense				2,748,228
	Airlines - 0.1%
1,935	Delta Air Lines, Inc., Term Loan	3.507%	4/30/14	B	1,826,156
	Automobiles - 0.1%
1,652	Ford Motor Company, Term Loan	3.030%	12/15/13	Ba1	1,622,793
	Building Products - 0.1%
1,847	Building Materials Corporation of America, Term Loan	3.063%	2/22/14	BBB	1,825,107
	Chemicals - 0.0%
595	Hercules Offshore, Inc., Term Loan	6.000%	7/11/13	B2	514,688
	Communications Equipment - 0.2%
2,962	Avaya, Inc., Term Loan	3.058%	10/24/14	B1	2,631,550
	Containers & Packaging - 0.1%
150	Reynolds Group Holdings, Inc., Term Loan A, WI/DD	TBD	TBD	Ba3	150,281
900	Reynolds Group Holdings, Inc., Term Loan D, WI/DD	TBD	TBD	Ba3	905,412
1,050	Total Containers & Packaging				1,055,693
	Diversified Consumer Services - 0.1%
950	Cengage Learning Acquisitions, Inc., Term Loan	2.540%	7/03/14	B+	856,119
	Diversified Financial Services - 0.1%
1,050	Pinafore LLC, Term Loan, WI/DD	TBD	TBD	BB	1,060,824
	Electric Utilities - 0.3%
607	Calpine Corporation, DIP Term Loan	3.165%	3/29/14	B+	593,788
1,940	TXU Corporation, Term Loan B2	3.923%	10/10/14	B+	1,509,832
2,507	TXU Corporation, Term Loan B3	3.758%	10/10/14	B+	1,945,597
5,054	Total Electric Utilities				4,049,217
	Electrical Equipment - 0.1%
1,620	Allison Transmission Holdings, Inc., Term Loan	3.020%	8/07/14	B	1,523,968
	Food Products - 0.2%
900	NBTY, Inc., Term Loan, WI/DD	TBD	TBD	BB-	910,446
1,000	Pierre Foods, Inc., Term Loan, WI/DD	TBD	TBD	B+	990,000
1,900	Total Food Products				1,900,446
	Health Care Providers & Services - 0.5%
124	Community Health Systems, Inc., Delayed Term Loan	2.549%	7/25/14	BB	118,118
2,485	Community Health Systems, Inc., Term Loan	2.549%	7/25/14	BB	2,361,175
471	Concentra, Inc., Term Loan	2.540%	6/25/14	Ba3	457,033
1,061	Health Management Associates, Inc., Term Loan	2.039%	2/28/14	BB-	1,004,202
272	IASIS Healthcare LLC, Delayed Term Loan	2.256%	3/14/14	Ba2	261,177
74	IASIS Healthcare LLC, Letter of Credit	2.256%	3/14/14	Ba2	71,250
786	IASIS Healthcare LLC, Term Loan	2.256%	3/14/14	Ba2	754,603
1,123	Select Medical Corporation, Term Loan B2	2.339%	2/24/12	Ba2	1,109,367
585	Select Medical Corporation, Term Loan	2.339%	2/24/12	Ba2	577,997
6,981	Total Health Care Providers & Services				6,714,922
	Hotels, Restaurants & Leisure - 0.6%
2,152	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	BB-	2,135,740
991	Harrah's Operating Company, Inc., Term Loan B2	3.498%	1/28/15	B	856,313
939	Orbitz Worldwide, Inc., Term Loan	3.324%	7/25/14	B+	896,794
1,945	Travelport LLC, Delayed Term Loan	2.760%	8/23/13	Ba3	1,876,304
134	Travelport LLC, Letter of Credit	2.789%	8/23/13	Ba3	129,460
669	Travelport LLC, Term Loan	2.760%	8/23/13	Ba3	645,201
379	Venetian Casino Resort LLC, Delayed Term Loan	3.030%	11/23/16	B	344,885
1,112	Venetian Casino Resort LLC, Tranche B, Term Loan	3.030%	11/23/16	B	1,013,022
8,321	Total Hotels, Restaurants & Leisure				7,897,719
	Insurance - 0.2%
2,236	Conseco, Inc., Term Loan	7.500%	10/10/13	B2	2,200,634
	IT Services - 0.5%
2,029	First Data Corporation, Term Loan B1	3.006%	9/24/14	B+	1,790,850
483	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan, WI/DD	TBD	TBD	B+	445,908
1,189	Infor Global Solutions Intermediate Holdings, Ltd., Extended Delayed Draw Term Loan, DD1	6.010%	7/28/15	B+	1,052,472
476	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, First Lien, WI/DD	TBD	TBD	B+	439,714
2,279	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, DD1	6.010%	7/28/15	B+	2,074,264
1,179	SunGard Data Systems, Inc., Term Loan B	2.008%	2/28/14	BB	1,140,479
7,635	Total IT Services				6,943,687
	Leisure Equipment & Products - 0.1%
735	Cedar Fair LP, Term Loan	5.500%	12/15/16	Ba2	742,621
576	Herbst Gaming, Inc., Delayed Term Loan, (7)	10.500%	12/02/11	N/R	320,628
663	Herbst Gaming, Inc., Term Loan, (7)	10.500%	12/02/11	N/R	369,016
1,974	Total Leisure Equipment & Products				1,432,265
	Media - 1.2%
744	Cequel Communications LLC, Term Loan B	2.258%	11/05/13	BB-	724,950
3,207	Charter Communications Operating Holdings LLC, Term Loan C	3.540%	9/06/16	BB+	3,136,826
395	Charter Communications Operating Holdings LLC, Term Loan	2.260%	3/06/14	BB+	386,258
913	Citadel Broadcasting Corporation, Term Loan, (8)	11.000%	6/03/15	BB+	965,696
1,159	Gray Television, Inc., Term Loan B	3.760%	12/31/14	B	1,113,552
3,134	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, (7), (8)	18.500%	4/09/12	N/R	1,382,870
51	Nielsen Finance LLC, Term Loan A	2.258%	8/09/13	BB-	49,471
1,859	Nielsen Finance LLC, Term Loan B	4.008%	5/02/16	BB-	1,815,272
823	Nielsen Finance LLC, Term Loan C	4.008%	5/02/16	BB-	794,234
944	Philadelphia Newspapers, Term Loan, (7), (9)	6.500%	6/29/13	N/R	259,628
352	SuperMedia, Term Loan	11.000%	12/31/15	B-	274,970
1,425	Tribune Company, Term Loan B, (7), (9)	3.000%	6/04/14	Ca	932,358
5,529	Univision Communications, Inc., Term Loan	2.506%	9/29/14	B2	4,857,970
20,535	Total Media				16,694,055
	Metals & Mining - 0.1%
1,948	John Maneely Company, Term Loan	3.775%	12/09/13	B	1,902,565
	Oil, Gas & Consumable Fuels - 0.3%
2,925	CCS Income Trust, Term Loan	3.256%	11/14/14	B	2,529,962
1,891	Venoco, Inc., Term Loan	4.313%	5/07/14	BB-	1,780,544
4,816	Total Oil, Gas & Consumable Fuels				4,310,506
	Pharmaceuticals - 0.2%
1,000	Royalty Pharma Finance Trust, Unsecured Term Loan	7.750%	5/15/15	Baa3	1,050,000
906	Warner Chilcott Corporation, Term Loan B3	6.500%	2/22/16	BB	911,056
294	Warner Chilcott Corporation, Term Loan B4	6.500%	2/22/16	BB	295,825
2,200	Total Pharmaceuticals				2,256,881
	Real Estate Management & Development - 0.2%
1,633	LNR Property Corporation, Term Loan B	3.760%	7/12/11	B2	1,589,252
1,709	Realogy Corporation, Delayed Term Loan	3.309%	10/10/13	B1	1,527,676
3,342	Total Real Estate Management & Development				3,116,928
	Road & Rail - 0.2%
998	Hertz Corporation, Term Loan, WI/DD	TBD	TBD	Ba1	977,549
1,900	Swift Transportation Company, Inc., Term Loan	8.250%	5/12/14	B	1,859,742
2,898	Total Road & Rail				2,837,291
	Software - 0.1%
904	IPC Systems, Inc., Term Loan	2.526%	6/02/14	B1	807,222
	Specialty Retail - 0.5%
1,736	Toys "R" Us - Delaware, Inc., Term Loan	6.000%	9/01/16	BB-	1,741,510
2,313	Burlington Coat Factory Warehouse Corporation, Term Loan	2.535%	5/28/13	B-	2,231,560
1,049	Michaels Stores, Inc., Term Loan B1	2.634%	10/31/13	B	1,015,146
1,411	Michaels Stores, Inc., Term Loan B2	4.884%	7/31/16	B	1,386,154
6,509	Total Specialty Retail				6,374,370
	Wireless Telecommunication Services - 0.1%
2,000	Clear Channel Communications, Inc., Tranche B, Term Loan	3.906%	11/13/15	Caa1	1,582,750
$95,788	Total Variable Rate Senior Loan Interests (cost $89,170,270)				86,686,584

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Convertible Bonds - 9.9% (7.5% of Total Investments)
	Aerospace & Defense - 0.2%
$500	Alliant Techsystems Inc., Convertible Bonds	2.750%	9/15/11	BB-	$ 508,125
400	Alliant Techsystems Inc., Convertible Bonds	2.750%	2/15/24	BB-	402,500
1,270	L-3 Communications Corporation, Convertible Bond	3.000%	8/01/35	BB+	1,285,875
2,170	Total Aerospace & Defense				2,196,500
	Auto Components - 0.1%
700	BorgWarner Inc.	3.500%	4/15/12	BBB	1,169,000
	Automobiles - 0.4%
2,950	Ford Motor Company, Convertible Bonds	4.250%	11/15/16	B	4,417,625
500	Ford Motor Company, Convertible Bonds	4.250%	12/15/36	B	744,375
3,450	Total Automobiles				5,162,000
	Beverages - 0.0%
400	Molson Coors Brewing Company, Convertible Notes	2.500%	7/30/13	BBB-	451,500
	Biotechnology - 0.2%
2,575	Amgen Inc.	0.375%	2/01/13	A+	2,565,344
600	BioMarin Pharmaceutical Inc.	1.875%	4/23/17	B-	748,500
3,175	Total Biotechnology				3,313,844
	Capital Markets - 0.0%
600	Affiliated Managers Group Inc.	3.950%	8/15/38	BBB-	610,500
	Commercial Banks - 0.3%
2,460	National City Corporation, Convertible Senior Notes	4.000%	2/01/11	A	2,493,825
450	SVB Financial Group, Convertible Bond, 144A	3.875%	4/15/11	A3	457,875
850	U.S. Bancorp, Convertible Bonds, Floating Rate	0.000%	12/11/35	Aa3	848,428
3,760	Total Commercial Banks				3,800,128
	Commercial Services & Supplies - 0.1%
450	Covanta Holding Corporation, Convertible Bonds	3.250%	6/01/14	Ba3	507,938
750	Covanta Holding Corporation, Convertible Bonds	1.000%	2/01/27	Ba3	728,438
1,200	Total Commercial Services & Supplies				1,236,376
	Communications Equipment - 0.2%
600	Ciena Corporation, Convertible Bond	0.250%	5/01/13	B	538,500
600	Ciena Corporation, Convertible Bond	0.875%	6/15/17	B	440,250
450	CommScope Inc.	3.250%	7/01/15	B	513,563
850	Liberty Media Corporation, Senior Debentures, Exchangeable for Motorola Common Stock	3.500%	1/15/31	BB-	455,753
700	Lucent Technologies Inc., Series B	2.875%	6/15/25	B1	637,875
3,200	Total Communications Equipment				2,585,941
	Computers & Peripherals - 0.5%
1,400	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/11	A-	1,844,500
700	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/13	A-	966,875
700	EMC Corporation, Convertible Bonds	1.750%	12/01/11	A-	922,250
1,200	EMC Corporation, Convertible Bonds	1.750%	12/01/13	A-	1,657,500
1,250	Sandisk Corporation, Convertible Bond	1.000%	5/15/13	BB-	1,153,125
5,250	Total Computers & Peripherals				6,544,250
	Construction & Engineering - 0.0%
250	Fluor Corporation, Convertible Bonds	1.500%	2/15/24	A3	445,938
	Consumer Finance - 0.0%
350	Americredit Corporation	0.750%	9/15/11	B-	350,000
	Diversified Consumer Services - 0.0%
400	Sotheby's Holdings Inc., Convertible Bond	3.125%	6/15/13	BB-	504,500
	Diversified Financial Services - 0.1%
800	NASDAQ Stock Market Inc., Convertible Bond	2.500%	8/15/13	BBB	793,000
500	PHH Corporation	4.000%	4/15/12	Ba2	586,875
1,300	Total Diversified Financial Services				1,379,875
	Diversified Telecommunication Services - 0.2%
1,200	Qwest Communications International Inc.	3.500%	11/15/25	Ba3	1,579,500
450	Time Warner Telecom Inc., Convertible Bond	2.375%	4/01/26	B-	527,625
1,650	Total Diversified Telecommunication Services				2,107,125
	Electrical Equipment - 0.1%
650	General Cable Corporation, Convertible Bonds	0.875%	11/15/13	Ba3	585,813
462	General Cable Corporation, Convertible Bonds	4.500%	11/15/29	B	466,043
550	Roper Industries Inc.	0.000%	1/15/34	BB+	437,250
1,662	Total Electrical Equipment				1,489,106
	Electronic Equipment & Instruments - 0.1%
600	Anixter International Inc., Convertible Bond	0.000%	7/07/33	B+	489,750
500	Itron Inc.	2.500%	8/01/26	B-	560,625
900	Tech Data Corporation, Convertible Bonds	2.750%	12/15/26	BBB-	921,375
2,000	Total Electronic Equipment & Instruments				1,971,750
	Energy Equipment & Services - 0.9%
1,950	Bristow Group Convertible Bond	3.000%	6/15/38	BB	1,769,625
550	Cameron International Corporation, Convertible Bonds	2.500%	6/15/26	BBB+	712,938
450	Exterran Holdings Inc., Convertible Bond	4.250%	6/15/14	BB	541,125
1,200	Nabors Industries Inc., 144A	0.940%	5/15/11	BBB	1,195,500
1,300	Nabors Industries Inc.	0.940%	5/15/11	BBB	1,295,125
650	SESI LLC, Convertible Bond, 144A	1.500%	12/15/26	BB+	632,938
1,300	Transocean Inc., Convertible Bond	1.625%	12/15/37	BBB	1,296,750
2,800	Transocean Inc.	1.500%	12/15/37	BBB	2,754,500
2,675	Transocean Inc.	1.500%	12/15/37	BBB	2,571,344
12,875	Total Energy Equipment & Services				12,769,845
	Food Products - 0.2%
400	Archer Daniels Midland Company, Convertible Bonds, 144A	0.875%	2/15/14	A	420,500
1,000	Archer Daniels Midland Company, Convertible Bonds	0.875%	2/15/14	A	1,051,250
450	Chiquita Brands International Inc., Convertible Bond	4.250%	8/15/16	B	426,938
550	Smithfield Foods Inc., Convertible Bond	4.000%	6/30/13	B-	583,000
700	Tyson Foods inc., Convertible Bond	3.250%	10/15/13	BB+	828,625
3,100	Total Food Products				3,310,313
	Health Care Equipment & Supplies - 0.7%
300	Alere Inc., Convertible Bond	3.000%	5/15/16	B-	286,125
200	Beckman Coulter Inc., Convertible Bonds, 144A	2.500%	12/15/36	BBB	204,250
700	Beckman Coulter Inc., Convertible Bonds	2.500%	12/15/36	BBB	714,875
2,600	Hologic Inc.	2.000%	12/15/37	BB+	2,418,000
850	Kinetic Concepts Inc., Convertible Bond, 144A	3.250%	4/15/15	BB-	855,313
1,700	Medtronic, Inc., Convertible Bond	1.500%	4/15/11	AA-	1,710,625
2,750	Medtronic, Inc., Convertible Bond	1.625%	4/15/13	AA-	2,760,313
9,100	Total Health Care Equipment & Supplies				8,949,501
	Health Care Providers & Services - 0.6%
550	AmeriGroup Corporation, Convertible Bond	2.000%	5/15/12	BB	633,875
450	LifePoint Hospitals, Inc., Convertible Bond	3.250%	8/15/25	B	441,563
875	LifePoint Hospitals, Inc., Convertible Bonds	3.500%	5/15/14	B	875,000
5,820	Omnicare, Inc.	3.250%	12/15/35	B+	5,034,300
400	PSS World Medical Inc. Convertible Note, 144A	3.125%	8/01/14	BB	474,000
8,095	Total Health Care Providers & Services				7,458,738
	Hotels, Restaurants & Leisure - 0.3%
1,250	Carnival Corporation	2.000%	4/15/21	A3	1,279,688
300	Host Hotels and Resorts Inc., Convertible Bond, 144A	2.500%	10/15/29	BB+	366,375
1,150	International Game Technology	3.250%	5/01/14	BBB	1,256,375
400	Wyndham Worldwide Corporation, Convertible Bond	3.500%	5/01/12	BBB-	892,500
3,100	Total Hotels, Restaurants & Leisure				3,794,938
	Household Durables - 0.1%
500	D.R. Horton, Inc.	2.000%	5/15/14	BB-	551,250
400	Lennar Corporation	2.000%	12/01/20	BB-	378,500
900	Total Household Durables				929,750
	Independent Power Producers & Energy Traders - 0.1%
450	Allegheny Technologies Inc., Convetible Bond	4.250%	6/01/14	BBB-	613,125
	Industrial Conglomerates - 0.1%
650	Textron Inc.	4.500%	5/01/13	BBB-	1,111,500
	Insurance - 0.0%
400	Old Republic International Corporation	8.000%	5/15/12	BBB+	522,500
	Internet Software & Services - 0.1%
750	Equinix Inc., Convertible Bond	3.000%	10/15/14	B-	831,563
600	Equinix Inc.t	4.750%	6/15/16	B-	853,500
1,350	Total Internet Software & Services				1,685,063
	IT Services - 0.1%
250	Macrovision Corporation, Convertible Bonds	2.625%	8/15/11	BB-	450,938
400	Verifone Holdings Inc.	1.375%	6/15/12	B	398,000
650	Total IT Services				848,938
	Life Sciences Tools & Services - 0.1%
550	Charles River Laboratories International, Inc.	2.250%	6/15/13	BB+	541,063
450	Invitrogen Corporation, Convertible Bond	1.500%	2/15/24	BBB-	510,188
1,000	Total Life Sciences Tools & Services				1,051,251
	Machinery - 0.2%
900	Danaher Corporation, Convertible Bonds	0.000%	1/22/21	A+	1,066,500
350	Ingersoll Rand	4.500%	4/15/12	BBB+	714,875
650	Navistar International Corporation, Convertible Bond	3.000%	10/15/14	B1	733,688
250	Terex Corporation	4.000%	6/01/15	B	393,438
2,150	Total Machinery				2,908,501
	Media - 0.2%
850	Interpublic Group Companies Inc., Convertible Notes	4.250%	3/15/23	BB	924,375
1,200	Liberty Media Corporation, Senior Debentures, Exchangeable for PCS Common Stock, Series 1	4.000%	11/15/29	BB-	691,500
550	Liberty Media Corporation	3.125%	3/30/23	BB-	608,438
750	Omnicom Group Inc., Convertible Bond	0.000%	7/01/38	BBB+	747,188
3,350	Total Media				2,971,501
	Metals & Mining - 0.6%
500	Alcoa Inc., Convertible Bond	5.250%	3/15/14	Baa3	1,005,625
3,000	Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	N/R	2,265,000
250	Newmont Mining Corp., Senior Convertible Note	1.625%	7/15/17	BBB+	370,000
650	Newmont Mining Corporation, 144A	1.625%	7/15/17	BBB+	962,000
900	Newmont Mining Corporation	1.250%	7/15/14	BBB+	1,315,125
350	Steel Dynamics, Inc.	5.125%	6/15/14	BB+	397,688
950	United States Steel Corporation	4.000%	5/15/14	BB	1,470,125
6,600	Total Metals & Mining				7,785,563
	Multiline Retail - 0.0%
450	Saks, Inc., Convertible Bonds	2.000%	3/15/24	B+	417,938
	Oil, Gas & Consumable Fuels - 0.7%
550	Alpha Natural Resouces Inc., Convertible Bond	2.375%	4/15/15	BB	617,375
600	Chesapeake Energy Corporation, Convertible Bonds	2.750%	11/15/35	BB	572,250
1,100	Chesapeake Energy Corporation, Convertible Bonds	2.500%	5/15/37	BB	962,500
1,100	Chesapeake Energy Corporation, Convertible Bonds	2.250%	12/15/38	BB	851,125
1,620	Goodrich Petroleum Corporation, Convertible	5.000%	10/01/29	N/R	1,482,300
750	Massey Energy Company, Convertible Bond	3.250%	8/01/15	BB-	669,375
1,150	Peabody Energy Corp., Convertible Bond	4.750%	12/15/66	Ba3	1,288,000
450	Penn Virginia Corporation	4.500%	11/15/12	B	441,000
700	Pioneer Natural Resouces Company, Convertible Bond	2.875%	1/15/38	BB+	880,250
1,550	USEC Inc., Convertible Bond	3.000%	10/01/14	Caa2	1,234,188
9,570	Total Oil, Gas & Consumable Fuels				8,998,363
	Pharmaceuticals - 0.5%
825	Allergan Inc., Convertible Bond	1.500%	4/01/26	A+	946,688
700	King Pharmaceuticals Inc., Convertible Bonds	1.250%	4/01/26	BB	658,000
850	Mylan Labs, Inc., Convertible Bonds, 144A	3.750%	9/15/15	BB-	1,344,063
750	Mylan Labs, Inc., Convertible Bonds	1.250%	3/15/12	BB-	780,938
1,300	Teva Pharmaceutical Finance Company B.V., Series D	1.750%	2/01/26	A-	1,524,250
450	Teva Pharmaceutical Finance Company LLC, Convertible Bonds	0.250%	2/01/26	A-	547,875
200	Valeant Pharmaceuticals International Convertible Bond	4.000%	11/15/13	B	383,250
5,075	Total Pharmaceuticals				6,185,064
	Real Estate - 0.8%
1,700	Boston Properties Limited Partnership, Convertible Bonds, 144A	3.625%	2/15/14	A-	1,806,250
1,250	Boston Properties Limited Partnership, Convertible Bonds, 144A	2.875%	2/15/37	A-	1,268,750
250	Boston Properties Limited Partnership, Convertible Bonds	2.875%	2/15/37	A2	253,750
450	Duke Realty Corporation, Series D, 144A	3.750%	12/01/11	BBB-	456,750
600	ERP Operating LP	3.850%	8/15/26	BBB+	617,760
250	Health Care REIT, Inc., Convertible Bonds	4.750%	12/01/26	Baa2	277,813
300	Health Care REIT, Inc., Convertible Bonds	4.750%	7/15/27	Baa2	333,750
1,200	Host Hotels and Resorts Inc., Convertible Bond, 144A	2.625%	4/15/27	BB+	1,176,000
600	Host Marriot LP, Convertible Bonds, 144A	3.250%	4/15/24	BB+	630,000
350	Prologis Trust, Convertible Bonds, 144A	2.250%	4/01/37	BBB-	340,375
1,750	Prologis Trust, Convertible Bonds	2.250%	4/01/37	BBB-	1,701,875
400	Rayonier Trust Holdings Inc., Convertible Bond	3.750%	10/15/12	BBB	439,500
250	Ventas Inc., Convertible Bond, 144A	3.875%	11/15/11	BBB-	299,688
1,150	Vornado Realty, Convertible Bond	3.875%	4/15/25	BBB	1,319,625
10,500	Total Real Estate				10,921,886
	Semiconductors & Equipment - 0.9%
3,152	Advanced Micro Devices, Inc., Convertible Bonds, 144A	6.000%	5/01/15	B+	3,116,540
924	Advanced Micro Devices, Inc., Convertible Bonds	5.750%	8/15/12	B+	944,790
1,700	Intel Corporation, Convertible Bond	2.950%	12/15/35	A-	1,689,372
2,550	Intel Corporation, Convertible Bond	3.250%	8/01/39	A2	2,989,872
2,400	Micron Technology, Inc.	1.875%	6/01/14	B	2,145,000
1,000	ON Semiconductor Corporation	2.625%	12/15/26	B+	1,013,750
450	Xilinx Inc., Convertible Bond, 144A	3.125%	3/15/37	BB	440,437
150	Xilinx Inc., Convertible Bond	3.125%	3/15/37	BB	146,813
12,326	Total Semiconductors & Equipment				12,486,574
	Software - 0.0%
450	Nuance Communications Inc.	2.750%	8/15/27	B-	491,060
	Specialty Retail - 0.1%
700	Best Buy Co., Inc.	2.250%	1/15/22	Baa3	770,873
	Textiles, Apparel & Luxury Goods - 0.0%
500	Iconix Brand Group, Inc., Convertible Notes, 144A	1.875%	6/30/12	B+	488,123
	Trading Companies & Distributors - 0.0%
386	WESCO International Inc., Convertible Bond	6.000%	9/15/29	B	627,730
	Wireless Telecommunication Services - 0.1%
1,250	Liberty Media Corporation, Convertible Bonds	3.750%	2/15/30	BB-	706,250
$126,494	Total Convertible Bonds (cost $123,382,994)				134,123,221

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Corporate Bonds - 11.5% (8.7% of Total Investments)
	Aerospace & Defense - 0.2%
$600	Bombardier Inc., CLass B Shares, 144A	7.500%	3/15/18	BB+	$ 648,000
1,200	Hawker Beechcraft Acquisition Company	8.500%	4/01/15	CCC-	931,500
1,000	Hexcel Corporation, Term Loan	6.750%	2/01/15	B+	1,007,500
2,800	Total Aerospace & Defense				2,587,000
	Airlines - 0.1%
900	Continental Airlines, inc., 144A	6.750%	9/15/15	Ba2	916,875
900	United Airlines Inc., 144A	12.000%	11/01/13	B3	999,000
1,800	Total Airlines				1,915,875
	Auto Components - 0.3%
1,200	Cooper Standard Automitve	8.500%	5/01/18	B+	1,251,000
1,800	Titan Wheels International Inc., 144A, WI/DD	7.875%	10/01/17	B1	1,827,000
600	TRW Automotive Inc., 144A	8.875%	12/01/17	BB	660,000
3,600	Total Auto Components				3,738,000
	Building Products - 0.0%
600	Libbey Glass Inc., 144A	10.000%	2/15/15	B	648,000
	Capital Markets - 0.0%

200	Man Group PLC	5.000%	8/09/17	Baa3	169,796
	Chemicals - 0.7%
2,850	Hexion US Finance Corporation	8.875%	2/01/18	B3	2,807,250
2,250	Momentive Performance Materials	9.750%	12/01/14	Caa1	2,317,500
1,200	NOVA Chemicals Corporation	8.625%	11/01/19	B+	1,279,500
450	Phibro Animal Health Corporation, 144A	9.250%	7/01/18	B	468,000
2,100	Rockwood Specialties Group Inc., Series WI	7.500%	11/15/14	B	2,157,750
600	Solutia Inc.	7.875%	3/15/20	B+	644,250
9,450	Total Chemicals				9,674,250
	Commercial Banks - 0.4%
1,400	Den Norske Bank	0.875%	2/18/35	Baa1	829,500
1,400	Den Norske Bank	0.541%	2/24/37	Baa1	819,000
4,100	LBG Capital I PLC, 144A	7.875%	11/01/20	BB-	4,059,000
6,900	Total Commercial Banks				5,707,500
	Commercial Services & Supplies - 0.3%
450	International Lease Finance Corporation, 144A	8.625%	9/15/15	BB+	482,625
1,500	International Lease Finance Corporation, 144A	8.750%	3/15/17	BB+	1,612,500
1,200	Ticketmaster	10.750%	8/01/16	B1	1,320,000
3,150	Total Commercial Services & Supplies				3,415,125
	Communications Equipment - 0.1%
450	Avaya Inc.	10.125%	11/01/15	CCC+	428,625
1,200	IntelSat Bermuda Limited	11.250%	2/04/17	CCC+	1,291,500
1,650	Total Communications Equipment				1,720,125
	Construction Materials - 0.1%
1,800	Headwaters Inc.	11.375%	11/01/14	B+	1,926,000
	Consumer Finance - 0.0%
300	GMAC Inc.	8.000%	3/15/20	B	328,500
	Containers & Packaging - 0.0%
600	Boise Paper Holdings Company	8.000%	4/01/20	BB-	624,000
	Diversified Financial Services - 0.1%
900	Ally Financial Inc.	7.500%	9/15/20	B	963,000
950	CIT Group Inc.	7.000%	5/01/17	B+	934,563
1,850	Total Diversified Financial Services				1,897,563
	Diversified Telecommunication Services - 0.6%
1,200	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B-	1,272,000
2,350	Cincinnati Bell Inc.	8.250%	10/15/17	B2	2,385,250
1,200	Frontier Communications Corporation	8.500%	4/15/20	BB	1,330,500
350	Insight Communications, 144A	9.375%	7/15/18	B-	373,625
1,200	IntelSat Jackson Holding, 144A	7.250%	10/15/20	B+	1,212,000
1,200	Windstream Corporation	7.875%	11/01/17	Ba3	1,257,000
7,500	Total Diversified Telecommunication Services				7,830,375
	Electric Utilities - 0.2%
600	Calpine Corporation, 144A	7.875%	7/31/20	B+	619,500
1,000	Sierra Pacific Resources, Series 2006	6.750%	8/15/17	BB	1,034,302
1,800	Texas Competitive Electric Holdings	10.250%	11/01/15	CCC	1,188,000
3,400	Total Electric Utilities				2,841,802
	Electrical Equipment - 0.1%
900	Energy Future Holdings	10.000%	1/15/20	B+	897,984
	Electronic Equipment & Instruments - 0.1%
1,200	Kemet Corporation, Convertible Bonds, 144A	10.500%	5/01/18	B1	1,261,500
	Energy Equipment & Services - 0.1%
1,200	Hercules Offshore LLC, 144A	10.500%	10/15/17	B2	1,002,000
	Food & Staples Retailing - 0.2%
2,000	Stater Brothers Holdings Inc.	8.125%	6/15/12	B+	2,012,500
	Food Products - 0.4%
1,200	Dole Foods Company, 144A	8.000%	10/01/16	B+	1,261,500
2,700	Dole Foods Company	8.750%	7/15/13	B-	2,882,250
600	Tops Markets, 144A	10.125%	10/15/15	B	647,250
4,500	Total Food Products				4,791,000
	Health Care Equipment & Supplies - 0.0%
500	Biomet Inc.	10.000%	10/15/17	B-	554,375
	Health Care Providers & Services - 0.8%
450	Capella Healthcare Inc., 144A	9.250%	7/01/17	B	482,625
2,000	Community Health Systems, Inc.	8.875%	7/15/15	B	2,130,000
1,000	HCA Inc.	9.250%	11/15/16	BB-	1,085,000
1,800	HCA Inc.	8.500%	4/15/19	BB	2,016,000
4,050	Select Medical Corporation	7.625%	2/01/15	B-	3,974,063
1,800	Select Medical Corporation	6.237%	9/15/15	CCC+	1,597,500
11,100	Total Health Care Providers & Services				11,285,188
	Hotels, Restaurants & Leisure - 1.0%
1,875	Boyd Gaming Corporation	7.750%	12/15/12	B-	1,893,750
1,200	CCM Merger Inc., 144A	8.000%	8/01/13	CCC+	1,104,000
1,200	GWR Operating Partnership, 144A	10.875%	4/01/17	BB-	1,227,000
2,250	Harrah's Operating Company, Inc.	11.250%	6/01/17	B	2,475,000
900	Landry's Restaurants Inc.	11.625%	12/01/15	B	954,000
300	MGM Mirage Inc., 144A	9.000%	3/15/20	B1	317,250
450	MGM Mirage Inc.	6.750%	9/01/12	CCC+	427,500
600	Peninsula Gaming LLC	8.375%	8/15/15	BB	627,000
600	Penn National Gaming Inc.	8.750%	8/15/19	BB-	640,500
1,200	Pinnacle Entertainment Inc.	8.750%	5/15/20	B	1,188,000
1,750	Seminole Hard Rock Entertainment, Inc., 144A	2.793%	3/15/14	BB	1,544,375
600	Universal City Development Partners	8.875%	11/15/15	B3	621,750
12,925	Total Hotels, Restaurants & Leisure				13,020,125
	Household Products - 0.1%
1,650	Central Garden & Pet Company, Senior Subordinate Notes	8.250%	3/01/18	B	1,693,313
	Independent Power Producers & Energy Traders - 0.1%
1,000	NRG Energy Inc.	7.375%	1/15/17	BB-	1,027,500
	Internet Software & Services - 0.1%
2,000	Open Solutions Inc., 144A	9.750%	2/01/15	CCC+	1,420,000
	IT Services - 0.8%
750	Fidelity National Information Services Inc., 144A	7.875%	7/15/20	Ba2	811,875
600	Fidelity National Information Services Inc.	7.625%	7/15/17	Ba2	643,500
1,800	First Data Corporation, 144A	8.875%	8/15/20	B+	1,876,500
1,330	First Data Corporation, DD1	10.550%	9/24/15	B-	1,082,238
1,631	Global Cash Access LLC	8.750%	3/15/12	B	1,622,845
600	ManTech International Company	7.250%	4/15/18	BB+	625,500
1,050	Seagate HDD Cayman	6.875%	5/01/20	BB+	1,031,625
2,250	Sungard Data Systems Inc.	9.125%	8/15/13	B	2,309,063
10,011	Total IT Services				10,003,146
	Machinery - 0.2%
3,000	Greenbrier Companies, Inc.	8.375%	5/15/15	CCC	2,925,000
	Media - 0.4%
600	Allbritton Communications Company, 144A	8.000%	5/15/18	B	604,500
2,000	AMC Entertainment Inc.	8.000%	3/01/14	CCC+	2,027,500
450	Cablevision Systems Corporation	7.750%	4/15/18	B+	478,125
300	Cablevision Systems Corporation	8.000%	4/15/20	B+	324,375
1,050	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	824,250
450	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	482,625
4,000	Medianews Group Inc., (10), (16)	6.375%	4/01/14	CC	400
300	NexStar Mission Broadcast, 144A	8.875%	4/15/17	B	314,250
900	Nielsen Finance LLC Co, WI/DD	7.750%	10/15/18	B	893,403
10,050	Total Media				5,949,428
	Metals & Mining - 0.5%
600	Consol Energy Inc., 144A	8.000%	4/01/17	BB	652,500
600	Consol Energy Inc., 144A	8.250%	4/01/20	BB	658,500
900	Essar Steel Algoma Inc., 144A	9.375%	3/15/15	B+	909,000
5,200	MagIndustries Corporation, (10)	11.000%	12/14/12	N/R	5,092,137
7,300	Total Metals & Mining				7,312,137
	Multiline Retail - 0.7%
3,150	Neiman Marcus Group Inc., Term Loan	9.000%	10/15/15	B-	3,287,813
2,950	Sears Holding Corporation, 144A, WI/DD	6.625%	10/15/18	BB+	2,973,040
1,200	Sprectum Brands Inc., 144A	9.500%	6/15/18	B	1,288,500
1,500	Toys R Us Property Company II LLC, 144A	8.500%	12/01/17	Ba1	1,593,750
8,800	Total Multiline Retail				9,143,103
	Multi-Utilities - 0.1%
1,200	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CCC+	1,188,000
	Oil, Gas & Consumable Fuels - 0.6%
600	Anadarko Petroleum Corporation	6.375%	9/15/17	BBB-	662,110
650	Chaparral Energy Inc.	8.500%	12/01/15	B+	635,375
2,400	Chaparral Energy Inc.	8.875%	2/01/17	B+	2,346,000
900	OPTI Canada Inc.	7.875%	12/15/14	B-	681,750
450	Western Refining Inc., 144A	10.750%	6/15/14	BB-	429,750
1,050	Western Refining Inc.	11.250%	6/15/17	B	992,250
1,500	Whiting Petroleum Corporation	7.000%	2/01/14	BB	1,590,000
7,550	Total Oil, Gas & Consumable Fuels				7,337,235
	Paper & Forest Products - 0.1%
1,000	Georgia-Pacific Corporation	7.700%	6/15/15	BB	1,112,500
900	Solo Cup Company	8.500%	2/15/14		776,250
1,900	Total Paper & Forest Products				1,888,750
	Personal Products - 0.2%
1,800	Prestige Brands Inc.	8.250%	4/01/18	B+	1,872,000
600	Revlon Consumer Products	9.750%	11/15/15	B-	633,000
2,400	Total Personal Products				2,505,000
	Pharmaceuticals - 0.1%
900	Angiotech Pharmaceuticals Inc., (11)	7.750%	4/01/14	C	335,250
900	Mylan Inc., 144A	7.875%	7/15/20	BB-	968,625
600	Warner Chilcott Company LLC, 144A	7.750%	9/15/18	B+	619,500
2,400	Total Pharmaceuticals				1,923,375
	Real Estate - 0.1%
1,200	Entertainment Properties Trust, 144A	7.750%	7/15/20	Baa3	1,219,500
	Road & Rail - 0.2%
900	Avis Budget Car Rental	9.625%	3/15/18	B	956,250
1,800	Swift Transportation Company, 144A	8.126%	5/15/15	CCC	1,687,500
2,700	Total Road & Rail				2,643,750
	Semiconductors & Equipment - 0.2%
450	Amkor Technology Inc., 144A	7.375%	5/01/18	BB-	457,875
2,000	Freescale Semiconductor Inc.	9.250%	4/15/18	B2	2,090,000
300	NXP BV	3.276%	10/15/13	CCC+	284,625
2,750	Total Semiconductors & Equipment				2,832,500
	Specialty Retail - 0.4%
900	Brookstone Company Inc.	12.000%	10/15/12	Caa3	778,500
1,350	Claires Stores, Inc.	9.250%	6/01/15	CCC+	1,236,935
1,200	Claires Stores, Inc.	10.500%	6/01/17	CCC	1,041,000
300	Express LLC	8.750%	3/01/18	B	318,000
1,200	Michael's Stores	11.375%	11/01/16	CCC	1,309,500
4,950	Total Specialty Retail				4,683,935
	Textiles, Apparel & Luxury Goods - 0.1%
600	Hanesbrands Inc.	8.000%	12/15/16	B+	636,750
	Wireless Telecommunication Services - 0.7%
1,500	Clearwire Communications Finance	12.000%	12/01/15	B-	1,627,500
1,500	IPCS, Inc.	2.591%	5/01/13	Ba2	1,432,500
3,550	Sprint Nextel Corporation	8.375%	8/15/17	BB-	3,869,500
750	Syniverse Technologies Inc., Series B	7.750%	8/15/13	B	769,686
1,200	Trilogy International Partners LLC	10.250%	8/15/16	CCC+	1,122,000
8,500	Total Wireless Telecommunication Services				8,821,186
$159,886	Total Corporate Bonds (cost $150,802,556)				155,002,191

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Capital Preferred Securities - 23.8% (18.1% of Total Investments)
	Capital Markets - 0.1%
$1,600	Credit Suisse Guernsey	1.066%	5/15/17	A3	$ 1,130,000
300	Goldman Sachs Group, Inc.	6.345%	2/15/34	A3	290,056
	Total Capital Markets				1,420,056
	Commercial Banks - 10.6%
9,350	AgFirst Farm Credit Bank	7.300%	12/15/53	A	8,196,117
2,320	Banco Santander Finance	10.500%	9/29/49	A-	2,635,010
7,675	Barclays Bank PLC, 144A	7.434%	12/15/17	A-	7,905,250
2,000	Barclays Bank PLC, 144A	6.860%	6/15/32	A-	1,910,000
1,000	Barclays Bank PLC	6.278%	12/15/34	A-	895,000
2,700	BB&T Capital Trust IV	6.820%	6/12/37	A3	2,710,125
3,650	BBVA International Unipersonal	5.919%	4/18/17	A-	3,159,418
4,100	BNP Paribas, 144A	7.195%	12/25/37	A	4,100,000
2,560	Credit Agricole, S.A, 144A	8.375%	12/31/49	A-	2,752,000
8,750	Credit Agricole, S.A	9.750%	12/26/54	A-	9,485,000
5,750	First Empire Capital Trust I	8.234%	2/01/27	Baa2	5,598,902
3,500	First Union Capital Trust II, Series A	7.950%	11/15/29	A-	3,982,468
4,800	Fulton Capital Trust I	6.290%	2/01/36	BBB-	3,899,568
1,450	HBOS Capital Funding LP, 144A	6.071%	6/30/14	Ba2	1,290,500
1,300	HSBC America Capital Trust I, 144A	7.808%	12/15/26	A-	1,335,750
1,000	HSBC Bank PLC	0.850%	6/11/49	A	600,000
9,300	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A-	12,206,250
100	HSBC Financial Capital Trust IX	5.911%	11/30/15	Baa1	94,375
4,000	KeyCorp Capital III	7.750%	7/15/29	Baa3	3,715,616
4,150	NB Capital Trust II	7.830%	12/15/26	Baa3	4,290,270
10,000	North Fork Capital Trust II	8.000%	12/15/27	Baa3	10,175,000
3,100	Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A	3,004,805
12,740	Rabobank Nederland, 144A	11.000%	6/30/19	AA-	16,611,036
2,000	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	1,683,370
16,410	Societe Generale	8.750%	10/07/49	BBB+	17,307,627
3,100	Standard Chartered PLC, 144A	6.409%	1/30/17	BBB	2,946,401
6,500	Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	6,331,540
3,400	Suntrust Capital Trust VIII	6.100%	12/01/66	Baa3	3,171,918
500	Wachovia Capital Trust V, 144A	7.965%	6/01/27	A-	510,680
	Total Commercial Banks				142,503,996
	Consumer Finance - 0.4%
5,500	Capital One Capital IV Corporation	6.745%	2/17/32	Baa3	5,527,500
	Diversified Financial Services - 0.9%
9	AMG Capital Trust II, Convertible Bond	5.150%	10/15/37	BB	324,997
5,270	Bank One Capital III	8.750%	9/01/30	A2	6,399,177
475	CitiGroup Capital XXI	8.300%	12/21/37	Ba1	501,125
4,300	JP Morgan Chase Capital XXV	6.800%	10/01/37	A2	4,384,155
	Total Diversified Financial Services				11,609,454
	Diversified Telecommunication Services - 1.5%
19	Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	20,832,975
	Electric Utilities - 0.6%
8,200	Dominion Resources Inc.	7.500%	6/30/16	BBB	8,373,660
	Insurance - 8.9%
3,000	Allstate Corporation	6.125%	5/15/17	Baa1	2,805,000
1,500	Allstate Corporation	6.500%	5/15/37	Baa1	1,398,750
4,000	AXA SA, 144A	6.463%	12/14/18	Baa1	3,510,000
3,650	AXA SA, 144A	6.379%	12/14/36	Baa1	3,202,875
4,615	Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	3,784,300
4,000	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	Baa1	3,700,000
12,025	Glen Meadows Pass Through Trust	6.505%	2/15/17	Ba1	9,620,000
2,000	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	2,002,686
750	Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/16	A-	735,000
3,500	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	3,342,500
11,370	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	11,995,350
9,700	National Financial Services Inc.	6.750%	5/15/37	Baa2	8,482,893
1,550	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	1,290,240
9,100	Oil Insurance Limited, 144A	7.558%	6/30/11	Baa1	8,092,985
13,500	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	13,466,250
2,700	Progressive Corporation	6.700%	6/15/67	A2	2,683,315
5,100	Prudential Financial Inc.	8.875%	6/15/18	BBB+	5,737,500
10,000	Prudential PLC	6.500%	6/29/49	A-	9,595,000
1,700	Swiss Re Capital I	6.854%	5/25/16	A-	1,591,445
22,200	XL Capital Ltd	6.500%	10/15/57	BBB-	18,537,000
4,200	ZFS FINANCE USA TRUST II 144A	6.450%	12/15/65	A	4,032,000
1,100	ZFS Finance USA Trust V	6.500%	5/09/67	A	1,034,000
	Total Insurance				120,639,089
	Road & Rail - 0.7%
9,110	Burlington Northern Santa Fe Funding Trust I	6.613%	1/15/26	BBB	9,178,179
	U.S. Agency - 0.1%
1	Farm Credit Bank of Texas	10.000%	12/15/60	A3	1,042,188
	Total Capital Preferred Securities (cost $320,457,347)				321,127,097

Shares	Description (1)				Value
	Investment Companies - 2.0% (1.5% of Total Investments)
682,749	BlackRock Credit Allocation Income Trust II				$ 7,141,555
679,959	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				11,491,307
469,287	John Hancock Preferred Income Fund III				8,198,444
	Total Investment Companies (cost $36,387,987)				26,831,306

Shares	Description (1)				Value
	Warrants - 0.1% (0.1% of Total Investments)
53,378	Citadel Broadcasting Corporation				$ 1,281,072
	Total Warrants (cost $1,626,695)				1,281,072

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 5.2% (3.9% of Total Investments)
$42,392	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/10, repurchase price $42,391,827, collateralized by $39,625,000 U.S. Treasury Notes, 3.125%, due 1/31/17, value $43,240,781	0.080%	10/01/10		$ 42,391,733
27,857	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/10, repurchase price $27,856,684, collateralized by $26,040,000 U.S. Treasury Notes, 3.375%, due 11/15/19, value $28,416,150	0.080%	10/01/10		27,856,622
$70,249	Total Short-Term Investments (cost $70,248,355)				70,248,355
	Total Investments (cost $1,716,852,610) - 131.6%				1,777,569,818

Shares	Description (1)				Value
	Common Stocks Sold Short - (0.5)%
	Chemicals - (0.1)%
(15,600)	Sigma-Aldrich Corporation				$ (941,928)
	Food Products - (0.0)%
(12,600)	Green Mountain Coffee Roasters Inc., (2)				(392,994)
	Hotels, Restaurants & Leisure - (0.1)%
(3,100)	Chipotle Mexican Grill, (2)				(533,200)
(10,500)	P.F. Changs China Bistro, Inc.				(485,100)
(5,400)	Panera Bread Company, (2)				(478,494)
	Total Hotels, Restaurants & Leisure				(1,496,794)
	Household Products - (0.0)%
(8,000)	Reckitt Benckiser Group PLC				(439,978)
	Internet & Catalog Retail - (0.1)%
(4,100)	Amazon.com, Inc., (2)				(643,946)
(6,400)	NetFlix.com Inc., (2)				(1,037,824)
	Total Internet & Catalog Retail				(1,681,770)
	Software - (0.0)%
(4,000)	Salesforce.com, Inc., (2)				(447,200)
	Specialty Retail - (0.1)%
(18,700)	Urban Outfitters, Inc., (2)				(587,928)
	Trading Companies & Distributors - (0.1)%
(8,700)	Fastenal Company				(462,753)
	Total Common Stocks Sold Short (proceeds $5,321,113)				(6,451,345)
	Borrowings - (29.6)% (12), (13)				(400,000,000)
	Other Assets Less Liabilities - (1.5)%				(19,981,541)
	Net Assets Applicable to Common Shares - 100%				$ 1,351,136,932

Investments in Derivatives

Put Options Purchased outstanding at September 30, 2010:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (15)	Date	Price	Value
125	Autozone Inc.	$ 2,500,000	1/21/12	200.0	$ 173,750
125	Total Put Options Purchased (cost $279,861)	$ 2,500,000			$ 173,750

Call Options Written outstanding at September 30, 2010:

Number of		Notional	Expiration	Strike
Contacts	Type	Amount (15)	Date	Price	Value
(1,140)	Aetna, Inc.	$(3,420,000)	1/22/11	30.0	$ (370,500)
(240)	AngloGold Ashanti Limited	(960,000)	1/22/11	40.0	(176,400)
(570)	Arch Coal, Inc.	(1,425,000)	1/22/11	25.0	(196,650)
(320)	AstraZeneca PLC	(1,440,000)	1/22/11	45.0	(225,600)
(973)	Barrick Gold Corporation	(3,892,000)	1/22/11	40.0	(705,425)
(1,103)	BP PLC	(3,860,500)	1/22/11	35.0	(791,402)
(839)	BP PLC	(4,614,500)	1/22/11	55.0	(10,068)
(178)	BP PLC	(1,157,000)	1/22/11	65.0	(623)
(1,275)	Cameco Corporation	(3,187,500)	1/22/11	25.0	(471,750)
(915)	Cameco Corporation	(3,202,500)	1/22/11	35.0	(13,725)
(676)	Chevron Corporation	(4,394,000)	1/22/11	65.0	(1,120,470)
(334)	ConocoPhillips	(1,503,000)	1/22/11	45.0	(426,685)
(1,440)	Deutsche Telekom AG	(1,440,000)	1/22/11	10.0	(525,600)
(980)	eBay, Inc.	(2,940,000)	1/22/11	30.0	(23,520)
(310)	Electricite de France S.A.	(1,302,000)	12/18/10	42.0	(422)
(480)	Eli Lilly & Company	(1,680,000)	1/22/11	35.0	(108,000)
(612)	Forest Laboratories, Inc.	(1,836,000)	1/22/11	30.0	(157,590)
(2,175)	Gold Fields Limited	(2,718,750)	1/22/11	12.5	(644,888)
(825)	Gold Fields Limited	(1,237,500)	1/22/11	15.0	(100,238)
(480)	Ivanhoe Mines Ltd.	(960,000)	1/22/11	20.0	(220,800)
(1,433)	Korea Electric Power Corporation	(2,149,500)	12/18/10	15.0	(21,495)
(428)	Lockheed Martin Corporation	(3,210,000)	1/22/11	75.0	(72,760)
(550)	Microsoft Corporation	(1,705,000)	10/16/10	31.0	(550)
(852)	Newmont Mining Corporation	(4,260,000)	1/22/11	50.0	(1,133,160)
(1,510)	Nippon Telegraph & Telephone Corporation	(3,397,500)	12/18/10	22.5	(75,500)
(1,820)	Nokia Corporation	(1,638,000)	1/22/11	9.0	(266,630)
(2,440)	Pfizer, Inc.	(4,270,000)	1/22/11	17.5	(180,560)
(851)	Progress Energy, Inc.	(3,404,000)	10/16/10	40.0	(374,440)
(271)	Royal Dutch Shell PLC	(1,626,000)	10/16/10	60.0	(14,227)
(2,600)	Smithfield Foods, Inc.	(4,550,000)	1/22/11	17.5	(318,500)
(822)	Suncor Energy, Inc	(2,466,000)	1/22/11	30.0	(312,360)
(2,105)	Tesoro Corporation	(2,631,250)	1/22/11	12.5	(342,063)
(575)	Tesoro Corporation	(862,500)	1/22/11	15.0	(28,175)
(2,580)	Tyson Foods, Inc.	(5,160,000)	1/22/11	20.0	(51,600)
(1,587)	UBS AG	(2,777,250)	1/22/11	17.5	(182,505)
(670)	Wal-Mart Stores, Inc.	(3,517,500)	1/22/11	52.5	(172,860)
(596)	Wal-Mart Stores, Inc.	(3,278,000)	1/22/11	55.0	(74,202)
(37,555)	Total Call Options Written (premiums received $9,584,599)	$(98,072,750)			$ (9,911,943)

Fair Value Measurements
In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$453,408,826	$6,248,977	$—	$459,657,803
Preferred Securities**	492,957,199	350,782,087	—	843,739,286
Variable Rate Senior Loan Interests	—	86,686,584	—	86,686,584
Convertible Bonds	—	134,123,221	—	134,123,221
Corporate Bonds	—	149,909,654	5,092,537	155,002,191
Investment Companies	26,831,306	—	—	26,831,306
Warrants	—	1,281,072	—	1,281,072
Short-Term Investments	70,248,355	—	—	70,248,355
Common Stocks Sold Short	(6,451,345)	—	—	(6,451,345)
Derivatives:
Put Options Purchased	173,750	—	—	173,750
Call Options Written	(9,911,943)	—	—	(9,911,943)
Total	$1,027,256,148	$729,031,595	$5,092,537	$1,761,380,280

* Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

* Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

	Level 3	Level 3	Level 3
	Corporate Bonds	Warrants	Total
Balance at the beginning of period	$4,706,000	$9,918	$4,715,918
Gains (losses):
Net realized gains (losses)	—	1,779	1,779
Net change in unrealized appreciation (depreciation)	328,282	(9,918)	318,364
Net purchases at cost (sales at proceeds)	—	(1,779)	(1,779)
Net discounts (premiums)	57,855	—	57,855
Net transfers in to (out of) at end of period fair value	400	—	400
Balance at the end of period	$5,092,537	$—	$5,092,537

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	Put options purchased, at value	$173,750	Call options written, at value	$9,911,946

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, timing differences in the recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2010, the cost of investments (excluding securities sold short and investments in derivatives) was $1,729,492,636.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding securities sold short and investments in derivatives) at September 30, 2010, were as follows:

Gross unrealized:
Appreciation	$ 129,793,407
Depreciation	(81,716,225)

Net unrealized appreciation (depreciation) of investments	$ 48,077,182

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, has been pledged as collateral for call options written.
(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(6)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(7)	At or subsequent to September 30, 2010, this issue was under the protection of the Federal Bankruptcy Court.
(8)

The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund's custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund's records.

(9)	Non-income producing security, in the case of a Senior Loan, denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(10)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(11)

Subsequent to the reporting period, the Fund's Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund's custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund's records.

(12)	Borrowings as a percentage of Total Investments is 22.5%.
(13)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of September 30, 2010, investments with a value of $977,017,097 have been pledged as collateral for Borrowings.

(14)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
(15)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(16)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing income on the Fund’s records.
N/R	Not rated.
DD1	Investment, or portion of investment, purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.
CORTS	Corporate Backed Trust Securities.
PPLUS	PreferredPlus Trust.
TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multi-Strategy Income and Growth Fund 2

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2010

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2010

*                      Print the name and title of each signing officer under his or her signature.